License Agreements, Research Collaborations and Development Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
License Agreements Research Collaborations And Development Agreements [Abstract]
License Agreements, Research Collaborations and Development Agreements

Note 9 - License agreements, research collaborations and development agreements

The Company is a party to five license agreements to acquire certain patent rights and technologies; two related to the FISH product line and three related to the Argus and MapIt product lines. Royalties are incurred upon the sale of a product or service which utilizes the licensed technology. Certain of the agreements require the Company to pay minimum royalties or license maintenance fees. The Company recognized net royalty expense of $69,245 and $69,854 for the three months ended March 31, 2017 and 2016, respectively. Annual future minimum royalty fees are $250,000 under these agreements.

In June 2016, the Company entered into a license agreement with Hitachi High-Technologies Corporation (“Hitachi”), pursuant to which it resolved various matters with respect to previously delivered milestones under the technology development agreement and provided a development license and commercial products license to certain technology.  The license agreement contains non-contingent multiple elements (the licenses) that the Company determined did not have stand alone value, and a contingent substantive milestone.  The licenses are treated as a single unit of accounting and the Company will recognize the revenue associated with that unit of accounting over the applicable license period.  During the three months ended March 31, 2017, the Company recognized $6,164 of revenue related to the license agreement.

Note 11 - License Agreements, Research Collaborations and Development Agreements

The Company is a party to five license agreements to acquire certain patent rights and technologies; two related to the FISH product line and three related to the Argus and MapIt product lines. Royalties are incurred upon the sale of a product or service which utilizes the licensed technology. Certain of the agreements require the Company to pay minimum royalties or license maintenance fees. The Company recognized net royalty expense of $290,491 and $205,147 for the years ended December 31, 2016 and 2015, respectively. Annual future minimum royalty fees are $250,000 under these agreements.

In September 2013, the Company entered into a technology development agreement with Hitachi High-Technologies Corporation (“Hitachi”) that included fixed milestone payments for meeting development milestones under the agreement. Since the milestones were substantive, the Company recognized revenue in the periods in which the substantive milestones were achieved. In addition, the Company received an upfront payment which was recognized on a straight-line basis over the term of the technology development agreement, which ended on December 31, 2015. The Company recognized total revenue of $336,102 for the year ended December 31, 2015 (none in 2016), relating to this arrangement.

In June 2016, the Company entered into a license agreement with Hitachi, pursuant to which it resolved various matters with respect to previously delivered milestones under the technology development agreement and provided a development license and commercial products license to certain technology.  The license agreement contains non-contingent multiple elements (the licenses) that the Company determined did not have stand alone value, and a contingent substantive milestone.  The licenses are treated as a single unit of accounting and the Company will recognize the revenue associated with that unit of accounting over the applicable license period. During the year ended December 31, 2016, the Company recognized $137,603 of revenue related to the license agreement.